Revenue - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances [Line Items]
Deferred Revenue Total	$ 2,000,142	$ 1,845,048
Wallets [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances [Line Items]
Deferred Revenue Total	1,760,236	1,552,074
Other [Member]
Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances [Line Items]
Deferred Revenue Total	$ 239,906	$ 292,974